Financial instrument (Tables)	2 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Schedule of financial assets and liabilities

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

30.9.2024
USD (Unaudited)
Financial assets
At amortised cost
Cash on hand	1
Financial liabilities
At amortised cost
Other payable and accrued expense	4,303

Schedule of financial assets and liabilities

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

2024
USD
Financial assets
At amortised cost
Cash on hand	1
Financial liabilities
At amortised cost
Other payable and accrued expense	6,303

Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Schedule of financial assets and liabilities

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

	2024	2023
	Restated
	USD	USD
Financial assets
Fair value through profit or loss
Other investments	-	-

At amortised cost
Trade receivables	74,016	20,887
Other receivables and deposits	200,920	269,414
Amount due from associates	2,145	2,463
Cash and bank balances	460,467	261,814

	2,230,503	554,578

(Forward)

29.	Financial instrument (Cont’d)

	2024	2023
	Restated
	USD	USD

Financial liabilities
At amortised cost
Trade payables	175,599	139,240
Other payables and accruals	849,451	159,232
Amount due to directors	3,610,711	2,190,149
Hire purchase liabilities	7,260	18,862
Lease liabilities	500,308	501,535

	4,448,711	3,009,018

Schedule of maturity profile of the group’s financial liabilities

The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments:

	Weighted average effective interest rate	Total carrying amount	On demand or within 1 year	Within 2 to 5 years	Total undiscounted cash flow
		Restated	Restated	Restated	Restated
	%	USD	USD	USD	USD

2024
Non-interest bearing:
Trade payables		175,599	175,599	-	175,599
Other payables and accruals		849,451	849,451	-	849,451
Amount due to directors		3,610,711	3,610,711	-	3,610,711

Interest bearing:
Hire purchase liabilities	4.55	7,260	7,384	-	7,384
Lease liabilities	7.04	500,308	329,071	202,421	531,492

		5,143,329	4,972,216	202,421	5,174,637

2023
Non-interest bearing:
Trade payables		139,240	139,240	-	139,240
Other payables and accruals		159,232	159,232	-	159,232
Amount due to directors		2,190,149	2,190,149	-	2,190,149

Interest bearing:
Hire purchase liabilities	4.55	18,862	11,715	7,810	19,525
Lease liabilities	7.04	501,535	350,528	179,198	529,726

		3,009,018	2,850,864	187,008	3,037,872

Schedule of financial assets and liabilities

	2024	2023
	Restated
	USD	USD

Statement of financial position
Current assets, representing total assets	3,354,690	-

Current liabilities, representing total liabilities	(593,538)	-

Net assets of the associate	2,761,152	-

Statement of comprehensive income
Profit for the financial period	21,809	-

Share of profit of the associate	8,742	-

Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Schedule of financial assets and liabilities

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

	30.9.2024	30.9.2023
	USD (Unaudited)	USD (Unaudited)
Financial assets

At amortised cost
Trade receivables	341,356	492,319
Other receivables and deposits	290,397	227,681
Amount due from associates	1	158
Cash and bank balances	525,204	467,374

	1,156,957	1,187,532

(Forward)

29.	Financial instrument (Cont’d)

	30.9.2024	30.9.2023
	USD (Unaudited)	USD (Unaudited)

Financial liabilities
At amortised cost
Trade payables	470,553	521,034
Other payables and accruals	1,043,847	186,719
Amount due to directors	5,201,137	2,475,735
Hire purchase liabilities	3,098	12,242
Lease liabilities	808,446	304,478

	7,527,081	3,500,208

Schedule of maturity profile of the group’s financial liabilities

The table below summarises the maturity profile of the Group’s financial liabilities at the end of the reporting period based on undiscounted contractual payments:

	Weighted average effective interest rate	Total carrying amount	On demand or within 1 year	Within 2 to 5 years	Total undiscounted cash flow
	%	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)	USD (Unaudited)

30.9.2024
Non-interest bearing:
Trade payables		470,553	470,553	-	470,553
Other payables and accruals		1,043,847	1,043,847	-	1,043,847
Amount due to directors		5,201,137	5,201,137	-	5,201,137

Interest bearing:
Hire purchase liabilities	4.55	3,098	3,098	-	3,098
Lease liabilities	7.04	808,446	145,435	663,011	808,446

		7,566,219	6,864,070	663,011	7,527,081

30.9.2023
Non-interest bearing:
Trade payables		521,034	521,034	-	521,034
Other payables and accruals		186,719	186,719	-	186,719
Amount due to directors		2,475,735	2,475,735	-	2,475,735

Interest bearing:
Hire purchase liabilities	4.55	12,242	12,242	-	12,242
Lease liabilities	7.04	304,478	184,600	119,878	304,478

		3,500,208	3,380,330	119,878	3,500,208

Schedule of financial assets and liabilities

The following table analyses the financial assets and liabilities in the statement of financial position by the class of financial instruments to which they are assigned, and therefore by the measurement basis:

2024
USD
Financial liabilities
At amortised cost
Other payable and accrued expense	6,441

	30.9.2024	30.9.2023
	USD	USD
	(Unaudited)	(Unaudited)

Statement of financial position
Current assets, representing total assets	3,497,932	-

Current liabilities, representing total liabilities	(379,716)	-

Net assets of the associate	3,118,216	-

Statement of comprehensive income
Profit for the financial period	50,019	-

Share of profit of the associate	20,257	-